DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Direct Operating Costs 1 [Abstract]
Disclosure Of Detailed Information On Operating Costs	The following table lists direct operating costs for the years ended December 31, 2024, 2023 and 2022.

US$ MILLIONS	2024	2023	2022
Depreciation and amortization	$775	$365	$211
Transportation and distribution	255	195	184
Operations and maintenance	140	94	56
Compensation	150	87	59
Cost of inventory	4	2	5
Other	54	35	27
Total	$1,378	$778	$542